Significant Accounting Policies - Schedule of Changes in Fair Value Liabilities (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Outstanding beginning balance
Fair value of issued level 3 liability	27,762
Changes in fair value	27,208
Outstanding ending balance	$ 54,970